Reportable Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenue		$ 600,194	$ 554,751
Operating earnings (losses)		23,596	17,162
Unallocated expenses		14,721	13,423
Capital Expenditures		67,017	33,470
Tax expense		2,838	84
Depreciation, depletion and amortization		51,161	51,131
Net income		6,037	3,655
Total Assets		548,329	535,927
Total Liabilities		402,434	336,120
Transportation
Segment Reporting Information [Line Items]
Revenue		598,807	551,861
Operating earnings (losses)		26,733	17,702
Capital Expenditures		66,642	32,467
Depreciation, depletion and amortization		50,194	49,969
Total Assets		542,221	527,291
Total Liabilities		398,766	334,333
Oil and gas
Segment Reporting Information [Line Items]
Revenue		1,387	2,890
Operating earnings (losses)	[1]	(3,137)	(540)
Capital Expenditures		375	1,003
Depreciation, depletion and amortization		967	1,162
Total Assets		6,108	8,636
Total Liabilities		$ 3,668	$ 1,787

[1]	The oil and gas operating results include an impairment charge of $1.6 million dollars for fiscal year 2016